OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and related accruals	$ 3,299	$ 2,881
Accrued expenses	4,779	4,922
Other accounts payable and accrued expenses	$ 8,078	$ 7,803